Note 8 - Stockholders' Deficit (Details Textual)				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 28, 2015 USD ($)	Sep. 04, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares	Sep. 02, 2016 USD ($) $ / shares $ / item shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	May 17, 2016 shares	Dec. 31, 2014 shares	Dec. 27, 2013 $ / shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,550,000
Proceeds from Issuance of Private Placement | $						$ 1,873,000	$ 1,873,000
Deferred Compensation Exchanged for Common Stock and Warrants | $				$ 196,000		196,000	$ 196,000
Class of Warrant or Right, Outstanding					351,500		3,615,000
Merger, Number of Shares Called by Rights		28,442,484
Merger, Number of Shares For Every Cancelled Share		4
Merger Agreement, Ownership Percentage by Former Shareholders		98.80%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,043,600			683,960		701,960	3,463,600		5,487,752
Common Stock, Shares, Outstanding					3,670,432		32,201,306	29,892,806
Notes Assumed | $	$ 250,000							$ 250,000
Stock Issued During Period, Value, New Issues | $							2,069,000	1,513,000
Warrant Exercise Price Adjustment | $
Proceeds from Warrant Exercises | $					$ 19,000		$ 42,000	$ 400,000
Capital Stock, Shares Authorized							220,000,000
Common Stock, Shares Authorized					100,000,000		100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Authorized					10,000,000		10,000,000	10,000,000	10,000,000
SBR [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.1875								$ 0.25
Debt Conversion, Original Debt, Amount | $		$ 2,800,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.125
Business Acquisition, Transaction Costs | $							$ 325,000
Notes Assumed | $	$ 305,000						$ 250,000
Stock Issued During Period, Value, New Issues | $		$ 1,513,000
Warrant Exercise Price Adjustment | $			$ 170,625
Proceeds from Warrant Exercises | $								$ 375,000
Cimarron [Member]
Stock Issued During Period, Shares, New Issues		762,500
Common Stock, Shares, Outstanding		1,450,322
Stock Issued During Period, Shares, Warrants Exercised							2,450,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues				2,221,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,110,500
Price Per Unit | $ / item				1
Class of Warrant or Right, Expiration Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.50
Proceeds from Issuance of Private Placement | $				$ 1,900,000
Class of Warrant or Right, Outstanding							1,085,500